Related Party Transactions - Schedule of Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Transactions with Related Parties [Line Items]
Transportation services to related parties	$ 732	$ 37	$ 18
Transportation services from Fujian Bafang [Member]
Schedule of Transactions with Related Parties [Line Items]
Transportation services to related parties			18
Transportation services from related parties	1,799	1,108	1,196
Transportation services to Fujian Desheng [Member]
Schedule of Transactions with Related Parties [Line Items]
Transportation services to related parties	157	37
Transportation services to Zhangwu Changjiang [Member]
Schedule of Transactions with Related Parties [Line Items]
Transportation services to related parties	24
Transportation services to Changjiang Modeling [Member]
Schedule of Transactions with Related Parties [Line Items]
Transportation services to related parties	539
Transportation services to Kunshan Changjiang [Member]
Schedule of Transactions with Related Parties [Line Items]
Transportation services to related parties	12
Lease services from Fuzhou Tianyu [Member]
Schedule of Transactions with Related Parties [Line Items]
Transportation services from related parties	227	228	305
Lease services from Fuzhou Tianyu Management [Member]
Schedule of Transactions with Related Parties [Line Items]
Transportation services from related parties	47	17	35
Catering services from Tianyu Catering [Member]
Schedule of Transactions with Related Parties [Line Items]
Transportation services from related parties	$ 1	$ 2